Off-Balance Sheet Items - Schedule of Fees and Commissions Related to Credit Exposure (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 2,589,886	$ 658,543
For Documentary Export and Import Credits	2,708,293	1,572,301
For Guarantees Granted	$ 5,022,305	$ 4,277,906